Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of reserves

The use of capital reserves complies with the precepts of art. 200 of Law 6404/76, which provides for Joint-Stock Companies. This reserve is composed as follows:

	2021	2020

	401,806	397,183

Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	48,202	43,579

Schedule of dividends calculation

As of December 31, 2021, and 2020, dividends and interest on shareholders' equity were calculated as follows:

	2021	2020

Net profit for the year	2,957,174	1,828,254
(-) non-distributable tax incentives	(176,741)	(169,540)
(-) Constitution of legal reserve	(139,021)	(83,707)
Adjusted Net Profit	2,641,412	1,575,007

Minimum dividends calculated on the basis of 25% of adjusted profit	660,353	397,752

Breakdown of dividends payable interest on equity:
Interest on shareholders' equity	1,047,500	1,083,000
Total dividends and interest on shareholders' equity distributed and proposed	1,047,500	1,083,000
Withholding income tax (IRRF) on interest on shareholders' equity	(142,977)	(162,450)
Total dividends and interest on shareholders’ equity, net	904,523	920,550

During 2021, the amount of R$ 1,047,500

During 2021, the amount of R$ 1,047,500 was distributed, as follows:

Interest on shareholders’ equity	Approval	Payment

R$ 350,000	06/09/2021	07/20/2021
R$ 137,500	09/24/2021	10/27/2021
R$ 560,000	12/15/2021	01/25/2022